Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		4 Months Ended			6 Months Ended	7 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 15, 2020	Jan. 31, 2022	Feb. 01, 2021	Mar. 01, 2022	Feb. 28, 2022	Apr. 20, 2022	Apr. 15, 2022	May 05, 2021	Jul. 01, 2020	Aug. 02, 2021	Jul. 30, 2019	Sep. 30, 2019	Oct. 29, 2021	Oct. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019	Mar. 24, 2020
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock															$ 53,476	$ 3,461	$ 16,552
Proceeds from Issuance of Preferred Stock and Preference Stock															23,741	0	33,984
Treasury Stock, Value, Acquired, Par Value Method															168	9,834
Stock Issued During Period, Value, Treasury Stock Reissued															53,476	$ 3,461	16,552
Loss from sale of treasury stock															$ 273
Common stock, par value															$ 5.00	$ 5.00
Common shares authorized															35,000,000	35,000,000
Common stock, shares outstanding															24,565,940	18,215,679
Redeemable Preferred Stock Dividends															$ (0)	$ (0)	$ 2,750
Preferred Stock, Par or Stated Value Per Share															$ 1.00	$ 1.00
Reverse Stock Split [Member]
Class of Stock [Line Items]
Stockholders' Equity, Reverse Stock Split									1-for-5
Before Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, par value									$ 1.00
Common shares authorized									175,000,000
Common stock, shares outstanding									94,005,410
After Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, par value									$ 5.00
Common shares authorized									35,000,000
Common stock, shares outstanding									18,801,108
Shares Repurchase Program [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount																			$ 50,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															6,049,498	172,227	911,459
Proceeds from Issuance of Common Stock															$ 50,538	$ 3,461	$ 16,552
Conversion of Stock, Shares Issued	6,667																	583,333
Treasury Stock [Member]
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired															19,836	978,936
Treasury Stock, Value, Acquired, Par Value Method															$ 168	$ 9,834
Stock Issued During Period, Shares, Treasury Stock Reissued															320,599
Stock Issued During Period, Value, Treasury Stock Reissued															$ 3,211
Common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues								$ 50,000					$ 100,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															92,093
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 2,240
Stock Issued During Period, Value, Treasury Stock Reissued															$ 2,240
Preferred Stock, Shares Issued															3,516,896	3,424,803
Preferred Stock, Shares Outstanding															3,516,896	3,424,803
Series D Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						165
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.54687
Preferred Stock, Dividend Rate, Percentage					8.75%
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															143,708
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 3,501
Stock Issued During Period, Value, Treasury Stock Reissued															$ 3,501
Preferred Stock, Shares Issued															4,743,708	4,600,000
Preferred Stock, Shares Outstanding															4,743,708	4,600,000
Series E Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						2,239
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.57812
Preferred Stock, Dividend Rate, Percentage					9.25%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															741,259
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 18,000
Stock Issued During Period, Value, Treasury Stock Reissued															$ 18,000
Preferred Stock, Shares Issued															6,741,259	6,000,000
Preferred Stock, Shares Outstanding															6,741,259	6,000,000
Series F Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						5,888
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.59375
Preferred Stock, Dividend Rate, Percentage		9.50%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares														2,000,000
Preferred Stock, Liquidation Preference Per Share														$ 25.00
Preferred Stock, Dividends, Per Share, Cash Paid														$ 0.5547
Redeemable Preferred Stock Dividends																$ 2,493
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares											2,000,000
Preferred Stock, Liquidation Preference Per Share											$ 25.00
Preferred Stock, Dividends, Per Share, Cash Paid											$ 0.50
Redeemable Preferred Stock Dividends																	$ 2,750
Preferred Stock, Redemption Terms															at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year
Dividends, Preferred Stock, Cash															$ 864
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash				$ 858
Series G Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	10,000																	875,000
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares			1,798,651							357,063
Preferred Stock, Liquidation Preference Per Share			$ 10.00							$ 10.00
Preferred Stock, Dividends, Per Share, Cash Paid			0.001							0.001
Redeemable Preferred Stock Dividends															$ 2,171
Preferred Stock, Dividend Rate, Percentage															7.75%
Preferred Stock, Redemption Price Per Share			$ 10.56							$ 10.89
Preferred Stock, Redemption Amount			$ 19,000,000,000							$ 3,888,416,000
Preferred Stock, Shares Outstanding															459,286
Series G Convertible Preferred Shares [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Class of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners															9.99%
Series G Convertible Preferred Shares [Member] | Minimum [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Percentage															95.00%
Series G Convertible Preferred Shares [Member] | Shares Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 33,984
Preferred Stock, Liquidation Preference Per Share												$ 10.00
Preferred Stock, Shares Issued												3,500,000
Preferred Stock, Par or Stated Value Per Share												$ 1.00
Sale of Stock, Price Per Share												$ 10.00
Preferred Stock, Dividend Rate, Percentage												0.00%
Preferred Stock, Redemption Price Per Share												$ 15
Series G Convertible Preferred Shares [Member] | Shares Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															130%
Series G Convertible Preferred Shares [Member] | Shares Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															170%
Series B Cumulative Redeemable Perpetual Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			1,900,000							388,841
Shyris Shipping Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Amount			$ 19,000							$ 3,889,000
Shyris Shipping Preferred Shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares							75,000
Preferred Stock, Redemption Amount							$ 757
Shyris Shipping Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															112.5%
Shyris Shipping Preferred Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															100%